Stock Option Plans and Warrants to Purchase Common Stock (Details) - Equity Incentive Plan [Member]	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares available for grant at January 1, 2017	185,769
Increase in shares available for grant	300,000
Options granted	(476,100)
Options forfeited	4,300
Shares available for grant at December 31, 2017	13,969